Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Current Liabilities [Abstract]
Statutory liabilities	$ 11,304	$ 11,442
Deferred rent liabilities	83	14
Employee related payables	5,932	5,596
Refund due to customers	5,551	5,788
Deferred income	246
Total	$ 23,116	$ 22,840